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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



          Report for the Calendar Year or Quarter Ended MARCH 31, 2005

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.

SHAY ASSETS MANAGEMENT, INC.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

230 WEST MONROE STREET - SUITE 2810     CHICAGO,            IL             60606
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-7232

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

EDWARD E. SAMMONS, JR.            PRESIDENT                       (312) 214-6590
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


                                      /s/ EDWARD E. SAMMONS, JR.
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                                            CHICAGO, IL       MAY 11, 2005
                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             NONE
                                        -----------

Form 13F Information Table Entry Total:          64
                                        -----------

Form 13F Information Table Value Total: $   260,492
                                        -----------
                                         (thousands)


List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

                                    FORM 13F

                                INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                    ITEM 2        ITEM 3     ITEM 4          ITEM 5            ITEM 6      ITEM 7              ITEM 8
------               --------------     ------     ------    -------------------   ----------   --------     -----------------------

                                                   VALUE     SHARES/  SH/   PUT/   INVESTMENT    OTHER          VOTING AUTHORITY
NAME OF ISSUER       TITLE OF CLASS     CUSIP     (x$1000)   PRN AMT  PRN   CALL   DISCRETION   MANAGERS     SOLE    SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------

ABBOTT LABORATORIES      COMMON       002824100    8,019    172,000                 SOLE                     X
ALCOA, INC.              COMMON       013817101    2,887     95,000                 SOLE                     X
ALLSTATE FINANCIAL       COMMON       020002101    1,622     30,000                 SOLE                     X
ALTRIA GROUP, INC.       COMMON       02209S103    1,504     23,000                 SOLE                     X
AMERICAN EXPRESS CO.     COMMON       025816109    4,469     87,000                 SOLE                     X
AMERICAN INT'L GROUP     COMMON       026874107    5,856    105,680                 SOLE                     X
ANHEUSER-BUSCH COS.      COMMON       035229103    8,293    175,000                 SOLE                     X
APACHE CORP.             COMMON       037411105    3,368     55,000                 SOLE                     X
AUTOMATIC DATA
  PROCESSING             COMMON       053015103    6,743    150,000                 SOLE                     X
BAKER HUGHES             COMMON       057224107    2,469     55,500                 SOLE                     X
BALL CORPORATION         COMMON       058498106    1,742     42,000                 SOLE                     X
BAXTER INTERNATIONAL     COMMON       071813109    1,019     30,000                 SOLE                     X
BERKSHIRE HATHAWAY
  INC.                   CLASS A      084670108    6,525         75                 SOLE                     X
CEMEX SA                   ADR        151290889    1,482     40,870                 SOLE                     X
CHEVRONTEXACO CORP.      COMMON       166764100    4,956     85,000                 SOLE                     X
CINTAS CORP.             COMMON       172908105    4,544    110,000                 SOLE                     X
CISCO SYSTEMS            COMMON       17275R102    5,009    280,000                 SOLE                     X

                                    FORM 13F

                                INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                    ITEM 2        ITEM 3     ITEM 4          ITEM 5            ITEM 6      ITEM 7              ITEM 8
------               --------------     ------     ------    -------------------   ----------   --------     -----------------------

                                                   VALUE     SHARES/  SH/   PUT/   INVESTMENT    OTHER          VOTING AUTHORITY
NAME OF ISSUER       TITLE OF CLASS     CUSIP     (x$1000)   PRN AMT  PRN   CALL   DISCRETION   MANAGERS     SOLE    SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------

CITIGROUP, INC.          COMMON       172967101    7,368    163,956                 SOLE                     X
COCA COLA CO             COMMON       191216100    6,042    145,000                 SOLE                     X
COMCAST CORP NEW
  CL A SPL             CLASS A SPL    20030N200    3,173     95,000                 SOLE                     X
EXELON CORP.             COMMON       30161N101    1,836     40,000                 SOLE                     X
EXXON MOBIL CORP.        COMMON       30231G102   11,087    186,028                 SOLE                     X
FIRST DATA CORP.         COMMON       319963104    5,268    134,000                 SOLE                     X
FORD MOTOR CO.           COMMON       345370860    1,360    120,000                 SOLE                     X
FPL GROUP, INC.          COMMON       302571104    1,590     39,600                 SOLE                     X
GANNETT INC.             COMMON       364730101    6,295     79,600                 SOLE                     X
GENERAL DYNAMICS
  CORP.                  COMMON       369550108    6,905     64,500                 SOLE                     X
GENERAL ELECTRIC CO.     COMMON       369604103    6,851    190,000                 SOLE                     X
HARLEY-DAVIDSON, INC.    COMMON       412822108    6,296    109,000                 SOLE                     X
HEWLETT-PACKARD CO.      COMMON       428236103      658     30,000                 SOLE                     X
HOME DEPOT, INC.         COMMON       437076102    6,348    166,000                 SOLE                     X
I B M CORP.              COMMON       459200101    3,838     42,000                 SOLE                     X
ILLINOIS TOOL WORKS,
  INC.                   COMMON       452308109    4,656     52,000                 SOLE                     X
INGERSOLL-RAND CO.       COMMON       G4776G101    2,828     35,500                 SOLE                     X
ITT INDUSTRIES INC       COMMON       450911102    3,339     37,000                 SOLE                     X

                                    FORM 13F

                                INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                    ITEM 2        ITEM 3     ITEM 4          ITEM 5            ITEM 6      ITEM 7              ITEM 8
------               --------------     ------     ------    -------------------   ----------   --------     -----------------------

                                                   VALUE     SHARES/  SH/   PUT/   INVESTMENT    OTHER          VOTING AUTHORITY
NAME OF ISSUER       TITLE OF CLASS     CUSIP     (x$1000)   PRN AMT  PRN   CALL   DISCRETION   MANAGERS     SOLE    SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------

J.P. MORGAN CHASE
  & CO.                  COMMON       46625H100    3,322     96,000                 SOLE                     X
JOHNSON & JOHNSON        COMMON       478160104    6,850    102,000                 SOLE                     X
LEHMAN BRO HOLDINGS INC. COMMON       524908100    2,410     25,600                 SOLE                     X
MICROSOFT CORP.          COMMON       594918104    6,550    271,000                 SOLE                     X
MORGAN ST DEAN WITTER    COMMON       617446448    2,634     46,000                 SOLE                     X
NOKIA CORP. - ADR          ADR        654902204    1,697    110,000                 SOLE                     X
NORTH FORK BANCORP       COMMON       659424105    1,750     63,084                 SOLE                     X
OMNICOM GROUP            COMMON       681919106    6,639     75,000                 SOLE                     X
ORACLE CORPORATION       COMMON       68389X105    1,373    110,000                 SOLE                     X
PEPSICO INC.             COMMON       713448108    5,780    109,000                 SOLE                     X
PFIZER, INC.             COMMON       717081103    5,517    210,000                 SOLE                     X
PPL CORPORATION          COMMON       69351T106    1,755     32,500                 SOLE                     X
PRAXAIR, INC.            COMMON       74005P104    3,202     66,900                 SOLE                     X
PROCTER & GAMBLE CO.     COMMON       742718109    6,784    128,000                 SOLE                     X
RADIOSHACK               COMMON       750438103    1,078     44,000                 SOLE                     X
SBC COMM, INC.           COMMON       78387G103    2,132     90,000                 SOLE                     X
STATE STREET CORP.       COMMON       857477103    5,815    133,000                 SOLE                     X
SYSCO CORPORATION        COMMON       871829107    6,444    180,000                 SOLE                     X

                                    FORM 13F

                                INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                    ITEM 2        ITEM 3     ITEM 4          ITEM 5            ITEM 6      ITEM 7              ITEM 8
------               --------------     ------     ------    -------------------   ----------   --------     -----------------------

                                                   VALUE     SHARES/  SH/   PUT/   INVESTMENT    OTHER          VOTING AUTHORITY
NAME OF ISSUER       TITLE OF CLASS     CUSIP     (x$1000)   PRN AMT  PRN   CALL   DISCRETION   MANAGERS     SOLE    SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------

TELEFONOS DE MEXICO
  - ADR                   ADR         879403780    2,193     63,500                 SOLE                     X
TJX COS., INC.           COMMON       872540109    2,217     90,000                 SOLE                     X
VERIZON COMMUNICATIONS   COMMON       92343V104    2,485     70,000                 SOLE                     X
WACHOVIA CORP.           COMMON       929903102    2,719     53,400                 SOLE                     X
WAL MART STORES INC.     COMMON       931142103    6,514    130,000                 SOLE                     X
WASTE MANAGEMENT, INC.   COMMON       94106L109    2,597     90,000                 SOLE                     X
WELLS FARGO CO.          COMMON       949746101    1,884     31,500                 SOLE                     X
WEYERHAEUSER CO.         COMMON       962166104    2,082     30,400                 SOLE                     X
WRIGLEY (WM.) JR. CO.    COMMON       982526105    6,032     92,000                 SOLE                     X
WYETH                    COMMON       983024100    1,055     25,000                 SOLE                     X
XTO ENERGY INC.          COMMON       98385X106    2,737     83,333                 SOLE                     X
         TOTAL                                   260,492